Marketable Securities, at Fair Value (Schedule of Realized Gain (Loss) on Available-for-sale Securities) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Realized gain on sale of securities	$ 0	$ 0	$ 8
Realized loss on sale of securities	0	0	0
Net realized gain (loss) on sale of securities	$ 0	$ 0	$ 8